Loans to group companies	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Loans to group companies
9 Loans to group companies

	2020	2019
At January 1	1,337	2,487
Additions / (repayments)	110	(1,194)
Other changes	(56)	45
At December 31	1,392	1,337

Current	788	957
Non-current	604	380
The other changes in Loans to group companies mainly relate to currency exchange rate fluctuations.